Stock-Based Compensation - Schedule of Options Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Remaining Life (in years)
Weighted Average Remaining Life (in years)	1 year 10 months 24 days
Stock Options [Member]
Options outstanding
Beginning balance	124,171	125,579	76,804
Forfeited	(15,173)	(13,137)	(12,079)
Number of shares granted under the plan		11,729	60,854
Ending balance	108,998	124,171	125,579	76,804
Exercisable at the end of the period	95,096	84,376
Vested and expected to vest at the end of the period	108,998	124,171
Weighted Average Remaining Life (in years)
Weighted Average Remaining Life (in years)	4 years 9 months 25 days	6 years 5 months 1 day	9 years 5 months 4 days	9 years 5 months 4 days
Exercisable at the end of the period	4 years 3 months 25 days	5 years 10 months 20 days
Vested and expected to vest at the end of the period	4 years 9 months 18 days	6 years 5 months 1 day
Weighted Average Exercise Price
Beginning balance	$ 363.31	$ 387.50	$ 714.75
Weighted average exercise price of stock options		30.69	30.50
Forfeited	87.28	297.57	670.25
Ending balance	401.74	363.31	$ 387.50	$ 714.75
Exercisable at the end of the period	455.95	466.78
Vested and expected to vest at the end of the period	$ 401.74	$ 363.31
Stock Option Activity Two Thousand Twenty Equity Incentive Plan [Member]
Options outstanding
Beginning balance	18,000
Ending balance	18,000	18,000
Exercisable at the end of the period	6,750
Vested and expected to vest at the end of the period	18,000
Weighted Average Remaining Life (in years)
Weighted Average Remaining Life (in years)	8 years 6 months	9 years 2 months 26 days
Exercisable at the end of the period	8 years 6 months
Vested and expected to vest at the end of the period	8 years 6 months
Weighted Average Exercise Price
Beginning balance	$ 25.50
Ending balance	25.50	$ 25.50
Exercisable at the end of the period	25.50
Vested and expected to vest at the end of the period	$ 25.50